Financial Risk (Details 22) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Securities and other financial assets	$ 88,794	$ 123,598
Loans	5,892,997	5,778,424
Liabilities
Securities sold under repurchase agreements	(40,530)	(39,767)
Borrowings and debt, net	(3,138,310)	(3,518,446)	$ (2,211,567)	$ (3,246,813)
Interest rate and foreign exchange risk
Assets
Demand deposits and time deposits	1,155,155	1,736,008
Securities and other financial assets	79,641	107,124
Securities at FVOCI		21,798
Securities at amortized cost		85,326
Loans	5,892,997	5,778,424
Total assets	7,127,793	7,621,556
Liabilities
Demand deposits and time deposits	(2,888,336)	(2,970,822)
Securities sold under repurchase agreements	(40,530)	(39,767)
Borrowings and debt, net	(3,138,310)	(3,518,446)
Total liabilities	(6,067,176)	(6,529,035)
Net effect of derivative financial instruments held for interest risk management	(5,768)	(22,889)
Total interest rate sensitivity	1,054,849	1,069,632
Interest rate risk | Up to 3 months
Assets
Demand deposits and time deposits	1,155,155	1,736,008
Securities and other financial assets	14,935	12,833
Securities at amortized cost		12,833
Loans	4,031,432	4,002,558
Total assets	5,201,522	5,751,399
Liabilities
Demand deposits and time deposits	(2,570,324)	(2,504,077)
Securities sold under repurchase agreements	(40,530)	(11,535)
Borrowings and debt, net	(2,534,382)	(2,827,219)
Total liabilities	(5,145,236)	(5,342,831)
Net effect of derivative financial instruments held for interest risk management	(2,425)	(139,362)
Total interest rate sensitivity	53,861	269,206
Interest rate risk | 3 to 6 months
Assets
Securities and other financial assets	6,351	3,279
Securities at amortized cost		3,279
Loans	1,096,355	1,259,088
Total assets	1,102,706	1,262,367
Liabilities
Demand deposits and time deposits	(197,300)	(285,492)
Borrowings and debt, net	(401,432)	(142,799)
Total liabilities	(598,732)	(428,291)
Net effect of derivative financial instruments held for interest risk management	(150)	58,748
Total interest rate sensitivity	503,824	892,824
Interest rate risk | 6 months to 1 year
Assets
Securities and other financial assets	5,055	20,182
Securities at FVOCI		7,743
Securities at amortized cost		12,439
Loans	548,028	331,875
Total assets	553,083	352,057
Liabilities
Demand deposits and time deposits	(120,419)	(181,253)
Securities sold under repurchase agreements		(28,232)
Borrowings and debt, net	(25,261)	(78,572)
Total liabilities	(145,680)	(288,057)
Net effect of derivative financial instruments held for interest risk management	(1,711)	(159,500)
Total interest rate sensitivity	405,692	(95,500)
Interest rate risk | After 1 year but within 5 years
Assets
Securities and other financial assets	53,300	64,673
Securities at FVOCI		7,898
Securities at amortized cost		56,775
Loans	208,443	177,301
Total assets	261,743	241,974
Liabilities
Borrowings and debt, net	(157,321)	(409,541)
Total liabilities	(157,321)	(409,541)
Net effect of derivative financial instruments held for interest risk management	(1,482)	160,037
Total interest rate sensitivity	102,940	(7,530)
Interest rate risk | More than 5 years
Assets
Securities and other financial assets		6,157
Securities at FVOCI		6,157
Loans	8,739	7,602
Total assets	8,739	13,759
Liabilities
Borrowings and debt, net		(60,315)
Total liabilities		(60,315)
Net effect of derivative financial instruments held for interest risk management		57,188
Total interest rate sensitivity	8,739	$ 10,632
Non Interest bearing
Liabilities
Demand deposits and time deposits	(293)
Borrowings and debt, net	(19,914)
Total liabilities	(20,207)
Total interest rate sensitivity	$ (20,207)